FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: JUNE 30, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                 Name:  Stephen A. Feinberg

                 Address: 450 Park Avenue, 28th Floor, New York, NY  10022



                         Form 13F File Number: 28-06882
                        --------------------------------
             The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:     Stephen A. Feinberg

Title:    Investment Manager

Phone:    212-421-2600

Signature, Place, and Date of Signing:

/s/Stephen Feinberg                         New York, NY        August 13, 2001
   -------------------------            -------------------   ------------------
   Stephen Feinberg

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:  0*

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:     $  143,772   (thousands)


List of Other Included Managers:

                                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

             0*   J. Ezra Merkin
                  Form 13F
                  File # 28-6286

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein but are reported on the Form 13F filed by Mr. Merkin.

                               STEPHEN A. FEINBERG
                                    FORM 13F
                                  June 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2         Column 3    Column 4           Column 5        Column 6    Column 7    Column 8
Name of Issuer                 Title of Class   CUSIP        Value     Shares  SH/PRN   Put/   Invest-     Other        Voting
                                                            (x$1000)  or Prin.          Call   ment        Mana-       Authority
                                                                         Amt.                  Discretion  gers     Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKIING COMPANY         COMMON STOCK    029654308   $ 1,420   1,352,800  SH            SOLE        N/A      X
BIOSPHERE MEDICAL, INC.         COMMON STOCK    09066V103   $ 7,170     559,268  SH            SOLE        N/A      X
CALIFORNIA COASTAL              COMMON STOCK    129915203   $   509     127,209  SH            SOLE        N/A      X
CONDUCTUS INC.                  COMMON STOCK    206784100   $   841     168,800  SH            SOLE        N/A      X
CRONOS GROUP, N.V.                  ORD         L20708100   $ 1,436     287,200  SH            SOLE        N/A      X
FIRST UNION REAL ESTATE          SH BEN INT     337400105   $ 4,182   1,764,699  SH            SOLE        N/A      X
FIRST UNION REAL ESTATE         PRD CONV SER A  337400303       614      30,500  SH            SOLE        N/A      X
GENERAL MARITIME CORP.              SHS         Y2692M103   $ 2,830     196,541  SH            SOLE        N/A      X
HEALTHAXIS, INC.                COMMON STOCK    42219D100   $   220     153,259  SH            SOLE        N/A      X
I-STAT CORP.                    COMMON STOCK    450312103   $28,296   1,919,702  SH            SOLE        N/A      X
IBERIABANK CORP.                COMMON STOCK    450828108   $ 3,097     110,600  SH            SOLE        N/A      X
INSIGNIA FINANCIAL GROUP, INC.  COMMON STOCK    45767A105   $   455      36,992  SH            SOLE        N/A      X
MTR GAMING GROUP, INC.          COMMON STOCK    553769100   $ 6,525     689,736  SH            SOLE        N/A      X
NUCENTRIX BROADBAND NETWORKS    COMMON STOCK    670198100   $10,372   1,338,266  SH            SOLE        N/A      X
PENN TRAFFIC COMPANY            COMMON STOCK    707832200   $   825     179,400  SH            SOLE        N/A      X
REUNION INDUSTRIES INC.         COMMON STOCK    761312107   $   101      67,303  SH            SOLE        N/A      X
SCIENT CORP.                    COMMON STOCK    80864H109   $ 1,355     834,000  SH            SOLE        N/A      X
SEPRACOR INC.                   COMMON STOCK    817315104   $18,905     475,000  SH            SOLE        N/A      X
SOLUTIA INC.                    COMMON STOCK    834376105   $   128      10,000  SH            SOLE        N/A      X
SPEEDUS.COM                     COMMON STOCK    847723103   $    43      21,548  SH            SOLE        N/A      X
TRANS WORLD ENTERTAINMENT CORP. COMMON STOCK    89336Q100   $54,143   6,871,281  SH            SOLE        N/A      X
VITRAN CORP.                    COMMON STOCK    92850E107   $   305     117,200  SH            SOLE        N/A      X

